Financial risk management - Allowances for doubtful accounts (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Beginning balance	€ 6,880
Charged to income statement	55	€ 244	€ 125
Ending balance	4,856	6,880
Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Beginning balance	192
Ending balance	195	192
Credit risk | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Beginning balance	192	168	62
Charged to income statement	86	61	126
Deductions	(83)	(37)	(20)
Ending balance	€ 195	€ 192	€ 168